OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule Of Other Accounts Receivable And Prepaid Expenses
	December 31,
	2014	2013

Prepaid expenses	501	492
Government authorities	58	1,172
Accrued interest	143	57
Receivables from foreign currency derivative contracts	141	-
Other	15	10

	$858	$1,731